Note 3 - Debt and Equity Securities - Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Due in one year or less, securities available-for-sale, amortized cost	$ 472
Due in one year or less, securities available-for-sale, estimated market value	471
Due after one year through five years, securities available-for-sale, amortized cost	18,332
Due after one year through five years, securities available-for-sale, estimated market value	18,319
Due after five years through ten years, securities available-for-sale, amortized cost	56,626
Due after five years through ten years, securities available-for-sale, estimated market value	56,622
Due after ten years, securities available-for-sale, amortized cost	51,598
Due after ten years, securities available-for-sale, estimated market value	51,191
Securities available-for-sale, amortized cost	127,028
Securities available-for-sale, estimated market value	126,603
Mortgage and asset-backed securities, amortized cost	293,179
Mortgage and asset-backed securities, estimated market value	294,542
Amortized Cost	420,207	$ 295,683
Estimated market value	$ 421,145